Dividend income	12 Months Ended
Dec. 31, 2021
Dividend income Abstract
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of Income from dividends as follows:

EUR million
	2021	2020	2019
Dividend income classified as:
Financial assets held for trading	369	272	388
Non-trading financial assets mandatorily at fair value through profit or loss	32	31	34
Financial assets at fair value through other comprehensive income	112	88	111
	513	391	533